1. NATURE OF OPERATIONS AND ORGANIZATION	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
1. NATURE OF OPERATIONS AND ORGANIZATION

Meridian Waste Solutions, Inc. (the “Company” or “Meridian”) is currently operating under five separate Limited Liability Companies:

(1) Here To Serve Missouri Waste Division, LLC (“HTSMWD”), a Missouri Limited Liability Company;

(2) Here To Serve Georgia Waste Division, LLC (“HTSGWD”), a Georgia Limited Liability Company;

(3) Meridian Land Company, LLC (“MLC”), a Georgia Limited Liability Company;

(4) Here to Serve Technology, LLC (“HTST”), a Georgia Limited Liability Company; and

(5) Christian Disposal, LLC and subsidiary (“CD”), a Missouri Limited Liability Company.

On January 7, 2015, in an effort to give investors a more concentrated presence in the waste industry the Company sold the assets of HTST to Mobile Science Technologies, Inc., a Georgia corporation (MSTI), a related party due to being owned and managed by some of the shareholders of the Company. On this date HTST ceased operations and became a dormant Limited Liability Company (“LLC”). Currently, Meridian is formalizing plans to dissolve HTST, in which this LLC will cease to exist.

In 2014, HTSMWD purchased the assets of a large solid waste disposal company in the St. Louis, MO market. This acquisition is considered the platform company for future acquisitions in the solid waste disposal industry.  HTSGWD was created to facilitate expansion in this industry throughout the Southeast.

The Company is primarily in the business of residential and commercial waste disposal and hauling and has contracts with various cities and municipalities.  The majority of the Company’s customers are located in the St. Louis metropolitan and surrounding areas.

Acquisition of Christian Disposal, LLC and Eagle Ridge Landfill, LLC

On December 22, 2015, Meridian Waste Solutions, Inc. and subsidiaries (the “Company”) completed its acquisition of Christian Disposal LLC, and subsidiary (“Christian Purchase Agreement”). Pursuant to the Christian Purchase Agreement, the Company acquired 100% of the membership interests of Christian Disposal, which is integrated into the operations of the Company; refer to intangible assets and acquisition footnote below.

Simultaneous with the closing thereof, Christian Disposal LLC, and subsidiary, entered into a Lease Agreement, in which, the Company leased 4551 Commerce Avenue, High Ridge, Missouri, for a five-year term at a monthly rent of $6,500. Additionally, the Company entered into an employment agreement with an executive employee for a term of five years.

Concurrently, the Company completed an asset purchase agreement with WCA Waste Corporation (the “Eagle Purchase Agreement”). The Company acquired all of the assets of Eagle Ridge Landfill, LLC (“ERL”), its rights and properties related to such business of ERL, which includes certain assets and operations of the Eagle Ridge Hauling Business (“ERH”) and certain debts, which is now operating under Meridian Land Company, LLC. Refer to intangible assets and acquisition footnote below.

Recapitalization

On October 17, 2014 Here to Serve Missouri Waste Division, LLC, (HTSMWD) a Missouri Limited Liability Company, which is the historical business, entered into a Share Exchange Agreement with the Company and the sole member of HTSMWD whereby the Company agreed to acquire the membership interest of HTSMWD, HTST and HTSGWD in exchange for 9,054,134 shares of the Company’s common stock.  This transaction was closed on October 17, 2014 and HTSMWD became wholly-owned by the Company.  The Company is deemed to have issued 1,139,284 shares of common stock which represents the outstanding common shares of the Company just prior to the closing of the transaction.

At closing, the Company issued 9,054,134 shares of its common stock to the sole member of HTSMWD and the shareholders of the sole member who obtained approximately 90% control and management control of the Company.  The transaction was accounted for as a reverse acquisition and recapitalization of HTSMWD, HTST and HTSGWD whereby HTSMWD is considered the acquirer for accounting purposes.  The consolidated financial statements after the acquisition include the balance sheets of both companies and HTST and HTSGWD at historical cost, the historical results of HTSMWD, HTST and HTSGWD.  All share and per share information in the accompanying consolidated financial statements and footnotes has been retroactively restated to reflect the recapitalization (see Explanation of Membership Interest Purchase Agreement below).

Liquidity and Capital Resources

As of March 31, 2016, the Company had negative working capital of $4,613,287. This lack of liquidity is mitigated by the Company’s ability to generate positive cash flow from operating activities. In the three months ended March 31, 2016, cash generated from operating activities, excluding one-time acquisition and transition expenses of approximately $467,000, was approximately $408,000. In addition, as of March 31, 2016, the Company had approximately $1,767,000 in cash and cash equivalents and $1,947,000 in short-term investments to cover its short term cash requirements. Further, the Company has approximately $12,850,000 of borrowing capacity on its multi-draw term loans and revolving commitments.

Meridian Waste Solutions, Inc. (formerly Brooklyn Cheesecake and Desserts Company, Inc.) (the “Company” or “Meridian”) is currently operating under five separate Limited Liability Companies:

(1) Here To Serve Missouri Waste Division, LLC (“HTSMWD”), a Missouri Limited Liability Company;

(2) Here To Serve Georgia Waste Division, LLC (“HTSGWD”), a Georgia Limited Liability Company;

(3) Meridian Land Company, LLC (“MLC”), a Georgia Limited Liability Company;

(4) Here to Serve Technology, LLC (“HTST”), a Georgia Limited Liability Company; and

(5) Christian Disposal, LLC and subsidiary (“CD”), a Missouri Limited Liability Company.

On January 7, 2015, in an effort to give investors a more concentrated presence in the waste industry the Company sold the assets of HTST to Mobile Science Technologies, Inc., a Georgia corporation (MSTI), a related party due to being owned and managed by some of the shareholders of the Company. On this date HTST ceased operations and became a dormant Limited Liability Company (“LLC”). Currently, Meridian is formalizing plans to dissolve HTST, in which this LLC will cease to exist.

In 2014, HTSMWD purchased the assets of a large solid waste disposal company in the St. Louis, MO market. This acquisition is considered the platform company for future acquisitions in the solid waste disposal industry.  HTSGWD was created to facilitate expansion in this industry throughout the Southeast.

The Company is primarily in the business of residential and commercial waste disposal and hauling and has contracts with various cities and municipalities.  The majority of the Company’s customers are located in the St. Louis metropolitan and surrounding areas.

Acquisition of Christian Disposal, LLC and Eagle Ridge Landfill, LLC

On December 22, 2015, Meridian Waste Solutions, Inc. and subsidiaries (the “Company”) completed its acquisition of Christian Disposal LLC, and subsidiary (“Christian Purchase Agreement”). Pursuant to the Christian Purchase Agreement, the Company acquired 100% of the membership interests of Christian Disposal, which is integrated into the operations of the Company; refer to intangible assets and acquisition footnote below.

Simultaneous with the closing thereof, Christian Disposal LLC, and subsidiary, entered into a Lease Agreement, in which, the Company leased 4551 Commerce Avenue, High Ridge, Missouri, for a five-year term at a monthly rent of $6,500. Additionally, the Company entered into an employment agreement with an executive employee for a term of five years.

Concurrently, the Company completed an asset purchase agreement with WCA Waste Corporation (the “Eagle Purchase Agreement”). The Company acquired all of the assets of Eagle Ridge Landfill, LLC (“ERL”), its rights and properties related to such business of ERL, which includes certain assets and operations of the Eagle Ridge Hauling Business (“ERH”) and certain debts, which is now operating under Meridian Land Company, LLC. Refer to intangible assets and acquisition footnote below.

Recapitalization

On October 17, 2014 Here to Serve Missouri Waste Division, LLC, (HTSMWD) a Missouri Limited Liability Company, which is the historical business, entered into a Share Exchange Agreement with the Company and the sole member of HTSMWD whereby the Company agreed to acquire the membership interest of HTSMWD, HTST and HTSGWD in exchange for 9,054,134 shares of the Company’s common stock.  This transaction was closed on October 17, 2014 and HTSMWD became wholly-owned by the Company.  The Company is deemed to have issued 1,139,284 shares of common stock which represents the outstanding common shares of the Company just prior to the closing of the transaction.

At closing, the Company issued 9,054,134 shares of its common stock to the sole member of HTSMWD and the shareholders of the sole member who obtained approximately 90% control and management control of the Company.  The transaction was accounted for as a reverse acquisition and recapitalization of HTSMWD, HTST and HTSGWD whereby HTSMWD is considered the acquirer for accounting purposes.  The consolidated financial statements after the acquisition include the balance sheets of both companies and HTST and HTSGWD at historical cost, the historical results of HTSMWD, HTST and HTSGWD.  All share and per share information in the accompanying consolidated financial statements and footnotes has been retroactively restated to reflect the recapitalization (see Explanation of Membership Interest Purchase Agreement below).

Acquisition of Here to Serve Holding Corporation

On October 17, 2014, (the “Execution Date”), Meridian Waste Solutions, Inc. entered into that certain Membership Interest Purchase Agreement (the “Purchase Agreement”) by and among Here to Serve Holding Corp., a Delaware corporation, as seller (“Here to Serve”), the Company, as parent, Brooklyn Cheesecake & Dessert Acquisition Corp., a wholly-owned subsidiary of the Company, as buyer (the “Acquisition Corp.”), the Chief Executive Officer of the Company (the “Company Executive”), the majority shareholder of the Company (the “Company Majority Shareholder”) and certain shareholders of Seller (the “Seller Shareholders”), pursuant to which the Acquisition Corp shall acquire from Here to Serve all of Here to Serve’s right, title and interest in and to:

I.	100% of the membership interests of Here to Serve – Missouri Waste Division, LLC d/b/a Meridian Waste, a Missouri limited liability company (“HTS Waste”);
II.	100% of the membership interests of Here to Serve Technology, LLC, a Georgia limited liability company (“HTS Tech”); and

III.	100% of the membership interests of Here to Serve - Georgia Waste Division, LLC, a Georgia limited liability company (“HTS Waste Georgia”, and together with HTS Waste and HTS Tech, collectively, the “Membership Interests”). As consideration for the Membership Interests:
i.	the Company shall issue to Here to Serve 9,054,134 shares of the Company’s common stock, (the “Common Stock”);

ii.	the Company shall issue to the holder of Class A Preferred Stock of Here to Serve (“Here to Serve’s Class A Preferred Stock”) 51 shares of the Company’s to-be-designated Class A Preferred Stock (the “Class A Preferred Stock”), which Class A Preferred Stock shall have the rights and preferences as described in the Purchase Agreement.
iii.	the Company shall issue to the holder of Class B Preferred Stock of Here to Serve (Here to Serve’s Class B Preferred Stock”) an aggregate of 71,120 shares of the Company’s to-be-designated Class B Preferred Stock (the “Class B Preferred Stock”), (the Common Stock, the Class A Preferred Stock and the Class B Preferred Stock are referred to as the “Purchase Price Shares;”), and
iv.	the Company shall assume certain assumed liabilities (the “Initial Consideration”).

As further consideration, at the closing of the transaction contemplated under the Purchase Agreement:

a.	in satisfaction of all accounts payable and shareholder loans, Here to Serve will pay to Company Majority Shareholder $70,000 and
b.	the Company purchased from the then Company Majority Shareholder 230,000 shares of the Company’s common stock for a purchase price of $230,000. Pursuant to the Purchase Agreement, to the extent Purchase Price Shares are issued to individual shareholders of Here to Serve at or upon closing of the Purchase Agreement:

a.	shares of common stock of Here to Serve held by the individuals will be cancelled
b.	1,000,000 shares of Here to Serve’s Class A Preferred Stock will be cancelled; and

c.	71,120 shares of Here to Serve’s Class B Preferred Stock will be cancelled (the “Additional Consideration”).

On October 17, 2014, the directors and majority shareholders of the Company approved the Purchase Agreement and the transactions contemplated under the Purchase Agreement. The directors of Here to Serve and the Here to Serve Shareholders approved the Purchase Agreement and the transactions contemplated thereunder.  This closing of the Purchase Agreement results in a change of control of the Company and the Company changed its business plan to that of HTSMWD.

Change in Reporting Entity

The merger of Here to Serve Holding Corp. (Here to Serve), a Delaware Corporation, and Meridian Waste Services, LLC became effective May 15, 2014.  The merger was accounted for by the Company using business combination accounting.  Under this method, the purchase price paid by the acquirer is allocated to the assets acquired and liabilities assumed as of the acquisition date based on the fair value.  By the application of “pushdown” accounting, our assets, liabilities and equity were accordingly adjusted to fair value on May 15, 2014.  Determining the fair value of certain assets and liabilities assumed is judgmental in nature and often involves the use of significant estimates and assumptions.

At the time of merger Here to Serve was a company with nominal operations whereas Meridian Waste Services, LLC consisted of the active and carry-forward business.  Accordingly Meridian Waste Services, LLC is deemed to be the predecessor entity and as such is presented as the comparable financial statements.  As such our financial statements are presented in two distinct periods to indicate the application of two different basis of accounting.  Periods prior to May 15, 2014 are identified herein as “Predecessor,” while periods subsequent to the Here to Serve merger are identified as “Successor.”  As a result of the change in basis of accounting from historical cost to reflect the Here to Serve’s purchase cost, the financial statements for Predecessor periods are not comparable to those of Successor periods.